Bank Borrowings - Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings [Line Items]
Total pledged asset	$ 1,631,362	$ 1,062,792
Buildings, net [Member]
Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings [Line Items]
Total pledged asset	$ 1,631,362	$ 1,062,792